[FRANKLIN TEMPLETON LETTERHEAD]

One Franklin Parkway,

San Mateo, CA 94403-1906

June 16, 2009

Via EDGAR Transmission (CIK #0000837274)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Franklin Templeton Variable Insurance Products Trust (the "Trust")
File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the form of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 57 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 12, 2009.

Sincerely,

/s/KAREN L. SKIDMORE

Karen L. Skidmore

Vice President and Secretary

Franklin Templeton Variable Insurance Products Trust

and Senior Associate General Counsel

Franklin Templeton Investments